Bank Loans and Banking Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Credit facility, term	180 days
Credit facilities, borrowing capacity	$ 176,256	$ 8,159
Credit facilities, unused amount	161,794	6,012
Debt, weighted average interest rate	6.29%
Unsecured half-year term loan
Debt Instrument [Line Items]
Unsecured term loan outstanding, principal amount	$ 4,815
Credit facility, interest rate	6.44%
Credit facility, term	6 months